Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Other receivables	$ 21,204	$ 31,225
Non-current other receivables	21,204	31,225
Current
Trade receivables	89,942	63,046
Other current receivables	157,594	179,964
Sales taxes	199,849	117,234
Allowance for expected credit losses	(7,307)	(5,208)
Prepayments and accrued income	52,487	19,670
Current trade and other receivables	$ 492,565	$ 374,706